Consolidated Statements of Comprehensive Income (Parenthetical)	Apr. 27, 2020 $ / $	Dec. 31, 2019 $ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $
Consolidated Statements of Comprehensive Income
Convenience translation to U.S. dollars	24.6230	18.8452	7.6988	573.4400	18.8452	19.6829	7.7440	609.6100	19.7354	7.3448	572.5600